Post-retirement benefits - Summary of main assumptions rate for valuations of plans (Parenthetical) (Detail)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Assumption for the consumer price index	2.20%	2.10%